STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]		Additional paid-in capital [Member]	Accumulated other comprehensive Income [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2016	$ 140		$ 334,337	$ 7	$ (270,965)	$ 63,519
Balance, shares at Dec. 31, 2016	51,131,534
Options exercised		[1]	201			201
Options exercised, shares	161,536
Stock-based compensation relating to options issued to employees, directors and non-employees			2,633			2,633
Changes in other comprehensive income (loss) from foreign currency derivative contracts				10		10
Cumulative effect adjustment from adoption of ASU 2016-09			211		(211)
Net loss					(37,066)	(37,066)
Balance at Dec. 31, 2017	$ 140		337,382	17	(308,242)	$ 29,297
Balance, shares at Dec. 31, 2017	51,293,070					51,293,070
Options exercised	$ 2		683			$ 685
Options exercised, shares	765,420
Issuance of shares and warrants, net	$ 22		27,689			27,711
Issuance of shares and warrants, net, shares	7,791,294
Stock-based compensation relating to options issued to employees, directors and non-employees			2,166			2,166
Changes in other comprehensive income (loss) from foreign currency derivative contracts				(17)		(17)
Net loss					(22,599)	(22,599)
Balance at Dec. 31, 2018	$ 164		367,920		(330,841)	$ 37,243
Balance, shares at Dec. 31, 2018	59,849,784					59,849,784
Options exercised	$ 3		3,246			$ 3,249
Options exercised, shares	878,378
Issuance of shares, net	$ 20		22,738			22,758
Issuance of shares, net, shares	7,194,674
Stock-based compensation relating to options issued to employees, directors and non-employees			2,408			2,408
Net loss					(27,337)	(27,337)
Balance at Dec. 31, 2019	$ 187		$ 396,312		$ (358,178)	$ 38,321
Balance, shares at Dec. 31, 2019	67,922,836					67,922,836

[1]	Represent less than $1.